Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Accrual amount	$ 240	$ 240
Salary expenses, cash bonus and directors' fee to its related parties in the amount	$ 615	$ 596	$ 596